Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 18,606	$ 18,046
Less: accumulated depreciation	(8,920)	(7,964)
Total	9,686	10,082
Machinery [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	6,988	6,837
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,189	1,086
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,501	1,328
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	800	797
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	813	805
Leasehold property [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	7,228	7,193
Assets under construction [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 87